FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  May 15, 2006



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  59


Form 13F Information Table Value Total:  398.905
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
ARAMARK CORPORATI	 Common   38521100    7383	249931   Sole  None   Sole
AUTO DATA PROCESS	 Common   53015103    6824	149391   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287226   38773	391335   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287234   19016	192081   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287465   21049	324226   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464286848   18855	1309370  Sole  None   Sole
BARCLAYS GLBL      Eft	    464287564   814	9481	   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287440   2429	29779	   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287507   316	3980	   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287705   19819	258425   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287606   17723	220163   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287804   16189	248184   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287879   33251	456625   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287200   1009	7770	   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287622   487	6892	   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287846   1127	17784	   Sole  None   Sole
CHARLES SCHWAB     Common   808513105   561     32619    Sole  None   Sole
BARCLAYS GLBL   	 Eft	    464287457   17935	224209   Sole  None   Sole
BARCLAYS GLBL   	 Eft	    922908637   6356	110054   Sole  None   Sole
APPLIED MATERIALS  Common   038222105   425     24305    Sole  None   Sole
BAXTER INTERNATIO	 Common   71813109    7202	185574   Sole  None   Sole
BLAST ENERGY SERV	 Common   93440105    22	20000	   Sole  None   Sole
CAPITAL ONE FINAN	 Common   14040H105   6817    84671	   Sole  None   Sole
CARNIVAL CORP      Common   143658300   6500    137219   Sole  None   Sole
CHEVRON CORPORATI	 Common   166764100   7281	125605   Sole  None   Sole
CISCO SYSTEMS INC  Common   17275R102   458     21154	   Sole  None   Sole
100000THS USA REA	 Common   KAD28G302   1	      93250	   Sole  None   Sole
COCA COLA COMPANY	 Common   191216100   6450	154058   Sole  None   Sole
COMPUTERIZED THER	 Common   20557C108   1250	10000	   Sole  None   Sole
COSTCO WHSL CORP   Common   22160K105   7900    145859   Sole  None   Sole
DISNEY WALT CO     Common   254687106   7339    263157   Sole  None   Sole
DREAMWORKS ANIMAT	 Common   26153C103   6901	260894   Sole  None   Sole
FIFTH THIRD BANCO  Common   316773100   6383    162159   Sole  None   Sole
FIRST DATA CORPOR	 Common   319963104   7905	168835   Sole  None   Sole
GANNETT CO INC DE	 Common   364730101   6017	100423   Sole  None   Sole
GENERAL ELECTRIC	 Common   369604103   6848	196894   Sole  None   Sole
HOME DEPOT INC	 Common   437076102   7140	168791   Sole  None   Sole
IMMUNOMEDICS INC	 Common   452907108   106	35800	   Sole  None   Sole
INTEL CORP         Common   458140100   2725    140042   Sole  None   Sole
INTL BUSINESS MAC	 Common   459200101   372	4516	   Sole  None   Sole
JOHNSON & JOHNSON	 Common   478160104   6689	112955   Sole  None   Sole
LAB CP OF AMER HL  Common   50540R409   8031    137321   Sole  None   Sole
LEHMAN BROS        Pref     524908720   3421    133442   Sole  None   Sole
MC DONALDS CORP    Common   580135101   7642    222401   Sole  None   Sole
MICROSOFT CORP	 Common   594918104   6728    247255   Sole  None   Sole
QUALCOMM INC       Common   747525103   262     5176     Sole  None   Sole
NASDAQ             Eft      631100104   338     8050     Sole  None   Sole
NATURAL GAS SYSTE	 Common   63887P100   27      10000	   Sole  None   Sole
ORACLE CORPORATIO  Common   68389X105   141     10331	   Sole  None   Sole
PFIZER INCORPORAT  Common   717081103   13860   556195   Sole  None   Sole
ROYAL BK SCOTLAND	 Pref     780097796   3521    140372   Sole  None   Sole
SANDISK CORP	 Common   80004C101   262     4554	   Sole  None   Sole
STRYKER CORP       Common   863667101   6390    144114   Sole  None   Sole
SUN MICROSYSTEMS	 Common   866810104   154     30039	   Sole  None   Sole